ACCRUED EXPENSES AND OTHER LIABILITIES - Schedule of accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current portion:
Customer advances	¥ 411,467	$ 59,657	¥ 378,957
Salary and welfare payable	671,124	97,304	600,775
Purchase of property and equipment	120,530	17,475	759,391
Accrued expenses	188,533	27,335	116,021
Other tax and surcharges payable	110,242	15,984	91,287
Deferred government grants	17,257	2,502	8,488
Purchase consideration payable	1,208,985	175,286	148,038
Individual income tax payable	3,742	543	48,949
Others	98,946	14,342	71,934
Accounts payable and accrued liabilities current	2,830,826	410,428	2,223,840
Non-current portion:
Deferred government grants	104,156	15,101	6,975
Purchase consideration payable			1,180,470
Finance lease liability	180,815	26,216
Unrecognized tax benefit	40,539	5,878	15,954
Others	45,021	6,527	29,278
Accounts payable and accrued liabilities noncurrent	¥ 370,531	$ 53,722	¥ 1,232,677